Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash Flows from Operating Activities:
Net loss	$ (14,413)	$ (8,592)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	47,369	49,086
Amortization of deferred dry-docking costs	2,268	2,302
Amortization of loan fees	455	482
Stock compensation expense	168	701
Change in fair value of derivative instruments	(1,805)	(2,336)
Gain on sale of vessels	0	(5,001)
Payments for dry-docking	(4,572)	(3,243)
Increase/ Decrease in:
Receivables	1,873	(333)
Inventories	4,467	(4,867)
Prepaid insurance and other	2,286	394
Payables	2,535	4,341
Accrued liabilities	(1,822)	6,759
Unearned revenue	(4,176)	(4,074)
Net Cash provided by Operating Activities	34,633	35,619
Cash Flows from Investing Activities:
Advances for vessels under construction and acquisitions	(955)	(41,713)
Vessel acquisitions and/or improvements	(1,527)	(30,362)
Purchase of marketable securities	0	(2,500)
Proceeds from the sale of vessels	0	42,489
Net Cash used in Investing Activities	(2,482)	(32,086)
Cash Flows from Financing Activities:
Proceeds from long-term debt	28,358	48,000
Financing costs	(1,064)	(486)
Payments of long-term debt	(69,856)	(83,345)
Decrease/(Increase) in restricted cash	85	(845)
Proceeds from stock issuance program, net	62,659	0
Cash dividend	(15,362)	(13,823)
Distribution from subsidiary to noncontrolling interest owners	0	(2,199)
Net Cash provided by /(used in) Financing Activities	4,820	(52,698)
Net increase/(decrease) in cash and cash equivalents	36,971	(49,165)
Cash and cash equivalents at beginning of period	175,708	276,637
Cash and cash equivalents at end of period	$ 212,679	$ 227,472